Consolidating Financial Information - Convertible Senior Subordinated Notes (Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidating Financial Information [Line Items]
Net Cash Flows Provided By (Used In) Operating Activities	$ 389.2	$ 558.6	$ (19.0)
Investing Activities:
Proceeds from the sale of equity method investee, net of transaction costs	393.7	0.0	0.0
Investment in equity method investees	(53.4)	(20.6)	(16.8)
Distributions from equity method investee	0.0	3.1	0.0
Business acquisitions, net of cash acquired of $18.7, $73.5, and $15.8 in 2018, 2017 and 2016, respectively (see Note 2)	(1.8)	(1,102.6)	(126.9)
Capital expenditures	(45.9)	(25.2)	(18.4)
Net Cash Flows Provided By (Used In) Investing Activities	292.6	(1,145.3)	(162.1)
Financing Activities:
Debt - borrowings	3,712.6	4,002.8	629.5
Debt - repayments	(4,335.7)	(2,766.9)	(444.5)
Production loans - borrowings	319.7	296.0	572.6
Production loans - repayments	(332.8)	(632.6)	(483.1)
Repurchase of common shares	0.0	0.0	(73.2)
Dividends paid	0.0	(26.8)	(47.5)
Distributions to noncontrolling interest	(8.2)	(6.9)	0.0
Exercise of stock options	44.9	25.4	6.1
Tax withholding required on equity awards	(22.9)	(40.9)	(24.2)
Net Cash Flows Provided By (Used In) Financing Activities	(622.4)	850.1	135.7
Net Change In Cash And Cash Equivalents	59.4	263.4	(45.4)
Foreign Exchange Effects on Cash	(3.2)	0.8	0.4
Cash and Cash Equivalents - Beginning Of Period	321.9	57.7	102.7
Cash and Cash Equivalents - End Of Period	378.1	321.9	57.7
Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Net Cash Flows Provided By (Used In) Operating Activities	389.2	558.6	(19.0)
Investing Activities:
Proceeds from the sale of equity method investee, net of transaction costs	393.7		0.0
Investment in equity method investees	(53.4)	(20.6)	(16.8)
Distributions from equity method investee		3.1
Business acquisitions, net of cash acquired of $18.7, $73.5, and $15.8 in 2018, 2017 and 2016, respectively (see Note 2)	(1.8)	(1,102.6)	(126.9)
Capital expenditures	(45.9)	(25.2)	(18.4)
Net Cash Flows Provided By (Used In) Investing Activities	292.6	(1,145.3)	(162.1)
Financing Activities:
Debt - borrowings	3,712.6	4,002.8	629.5
Debt - repayments	(4,335.7)	(2,766.9)	(444.5)
Production loans - borrowings	319.7	296.0	572.6
Production loans - repayments	(332.8)	(632.6)	(483.1)
Repurchase of common shares			(73.2)
Dividends paid		(26.8)	(47.5)
Distributions to noncontrolling interest	(8.2)	(6.9)
Exercise of stock options	44.9	25.4	6.1
Tax withholding required on equity awards	(22.9)	(40.9)	(24.2)
Net Cash Flows Provided By (Used In) Financing Activities	(622.4)	850.1	135.7
Net Change In Cash And Cash Equivalents	59.4	263.4	(45.4)
Foreign Exchange Effects on Cash	(3.2)	0.8	0.4
Cash and Cash Equivalents - Beginning Of Period	321.9	57.7	102.7
Cash and Cash Equivalents - End Of Period	378.1	321.9	57.7
Consolidating Adjustments | Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Net Cash Flows Provided By (Used In) Operating Activities	0.0	0.0	0.0
Investing Activities:
Proceeds from the sale of equity method investee, net of transaction costs	0.0		0.0
Investment in equity method investees	0.0	0.0	0.0
Distributions from equity method investee		0.0
Business acquisitions, net of cash acquired of $18.7, $73.5, and $15.8 in 2018, 2017 and 2016, respectively (see Note 2)	0.0	0.0	0.0
Capital expenditures	0.0	0.0	0.0
Net Cash Flows Provided By (Used In) Investing Activities	0.0	0.0	0.0
Financing Activities:
Debt - borrowings	0.0	0.0	0.0
Debt - repayments	0.0	0.0	0.0
Production loans - borrowings	0.0	0.0	0.0
Production loans - repayments	0.0	0.0	0.0
Repurchase of common shares			0.0
Dividends paid		0.0	0.0
Distributions to noncontrolling interest	0.0	0.0
Exercise of stock options	0.0	0.0	0.0
Tax withholding required on equity awards	0.0	0.0	0.0
Net Cash Flows Provided By (Used In) Financing Activities	0.0	0.0	0.0
Net Change In Cash And Cash Equivalents	0.0	0.0	0.0
Foreign Exchange Effects on Cash	0.0	0.0	0.0
Cash and Cash Equivalents - Beginning Of Period	0.0	0.0	0.0
Cash and Cash Equivalents - End Of Period	0.0	0.0	0.0
Reportable Legal Entities [Member] | Lions Gate Entertainment Corp. | Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Net Cash Flows Provided By (Used In) Operating Activities	2,554.0	(2,121.9)	(49.1)
Investing Activities:
Proceeds from the sale of equity method investee, net of transaction costs	0.0		0.0
Investment in equity method investees	0.0	0.0	0.0
Distributions from equity method investee		0.0
Business acquisitions, net of cash acquired of $18.7, $73.5, and $15.8 in 2018, 2017 and 2016, respectively (see Note 2)	0.0	0.0	0.0
Capital expenditures	0.0	0.0	0.0
Net Cash Flows Provided By (Used In) Investing Activities	0.0	0.0	0.0
Financing Activities:
Debt - borrowings	1,041.5	4,002.8	629.5
Debt - repayments	(3,630.5)	(1,824.1)	(444.5)
Production loans - borrowings	0.0	0.0	0.0
Production loans - repayments	0.0	0.0	0.0
Repurchase of common shares			(73.2)
Dividends paid		(26.8)	(47.5)
Distributions to noncontrolling interest	0.0	0.0
Exercise of stock options	44.9	25.4	6.1
Tax withholding required on equity awards	(22.9)	(40.9)	(24.2)
Net Cash Flows Provided By (Used In) Financing Activities	(2,567.0)	2,136.4	46.2
Net Change In Cash And Cash Equivalents	(13.0)	14.5	(2.9)
Foreign Exchange Effects on Cash	0.0	0.0	0.0
Cash and Cash Equivalents - Beginning Of Period	15.1	0.6	3.5
Cash and Cash Equivalents - End Of Period	2.1	15.1	0.6
Reportable Legal Entities [Member] | Lions Gate Entertainment Inc. | Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Net Cash Flows Provided By (Used In) Operating Activities	130.6	145.2	7.7
Investing Activities:
Proceeds from the sale of equity method investee, net of transaction costs	0.0		0.0
Investment in equity method investees	(31.9)	(4.2)	(8.6)
Distributions from equity method investee		0.4
Business acquisitions, net of cash acquired of $18.7, $73.5, and $15.8 in 2018, 2017 and 2016, respectively (see Note 2)	0.0	0.0	0.0
Capital expenditures	(11.6)	(8.9)	(18.3)
Net Cash Flows Provided By (Used In) Investing Activities	(43.5)	(12.7)	(26.9)
Financing Activities:
Debt - borrowings	0.0	0.0	0.0
Debt - repayments	0.0	0.0	0.0
Production loans - borrowings	0.0	0.0	0.0
Production loans - repayments	0.0	0.0	0.0
Repurchase of common shares			0.0
Dividends paid		0.0	0.0
Distributions to noncontrolling interest	0.0	0.0
Exercise of stock options	0.0	0.0	0.0
Tax withholding required on equity awards	0.0	0.0	0.0
Net Cash Flows Provided By (Used In) Financing Activities	0.0	0.0	0.0
Net Change In Cash And Cash Equivalents	87.1	132.5	(19.2)
Foreign Exchange Effects on Cash	0.0	0.0	0.0
Cash and Cash Equivalents - Beginning Of Period	160.6	28.1	47.3
Cash and Cash Equivalents - End Of Period	247.7	160.6	28.1
Reportable Legal Entities [Member] | Non-guarantor Subsidiaries | Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Net Cash Flows Provided By (Used In) Operating Activities	(2,295.4)	2,535.3	22.4
Investing Activities:
Proceeds from the sale of equity method investee, net of transaction costs	393.7		0.0
Investment in equity method investees	(21.5)	(16.4)	(8.2)
Distributions from equity method investee		2.7
Business acquisitions, net of cash acquired of $18.7, $73.5, and $15.8 in 2018, 2017 and 2016, respectively (see Note 2)	(1.8)	(1,102.6)	(126.9)
Capital expenditures	(34.3)	(16.3)	(0.1)
Net Cash Flows Provided By (Used In) Investing Activities	336.1	(1,132.6)	(135.2)
Financing Activities:
Debt - borrowings	2,671.1	0.0	0.0
Debt - repayments	(705.2)	(942.8)	0.0
Production loans - borrowings	319.7	296.0	572.6
Production loans - repayments	(332.8)	(632.6)	(483.1)
Repurchase of common shares			0.0
Dividends paid		0.0	0.0
Distributions to noncontrolling interest	(8.2)	(6.9)
Exercise of stock options	0.0	0.0	0.0
Tax withholding required on equity awards	0.0	0.0	0.0
Net Cash Flows Provided By (Used In) Financing Activities	1,944.6	(1,286.3)	89.5
Net Change In Cash And Cash Equivalents	(14.7)	116.4	(23.3)
Foreign Exchange Effects on Cash	(3.2)	0.8	0.4
Cash and Cash Equivalents - Beginning Of Period	146.2	29.0	51.9
Cash and Cash Equivalents - End Of Period	$ 128.3	$ 146.2	$ 29.0